Basis of preparation – Statement of Compliance	12 Months Ended
Dec. 31, 2017
Basis Of Preparation Statement Of Compliance
2. Basis of preparation – Statement of Compliance

These Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The Financial Statements have been prepared on a historical cost basis, except for financial instruments classified as financial instruments at fair value through profit and loss, which are stated at their fair value. In addition, these Financial Statements have been prepared using the accrual basis of accounting except for cash flow information.

The policies set out were consistently applied to all the periods presented unless otherwise noted below. The preparation of consolidated financial statements in accordance with IAS 1 requires the use of certain critical accounting estimates. It also requires management to exercise judgement in applying the Company’s accounting policies (Note 3). The functional and reporting currency of the Company is the United States dollar.